As filed with the Securities and Exchange Commission on August 18, 2011
Securities Act File No. 033-45671
Investment Company Act File No. 811-06557

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 85 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 87 ☑
RIDGEWORTH FUNDS
(Exact Name of Registrant as Specified in Charter)
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: 1-888-784-3863
Julia Short
President
RidgeWorth Funds
3333 Piedmont Road, Suite 1500
Atlanta, GA 30305
(Name and Address of Agent for Service)
Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave., NW Washington, DC 20004-2541	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave., NW Washington, DC 20004-2541
It is proposed that this filing will become effective (check appropriate box):
☑     Immediately upon filing pursuant to paragraph (b)
☐     On ____ pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On ____ pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On ____ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
EXHIBIT INDEX
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 85 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 85 under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 87 under the Investment Company Act of 1940, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia, on the 18th day of August, 2011.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 85 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeffrey M. Biggar* Jeffrey M. Biggar	Trustee	August 18, 2011

/s/ George C. Guynn* George C. Guynn	Trustee	August 18, 2011

/s/ Sidney E. Harris* Sidney E. Harris	Trustee	August 18, 2011

/s/ Warren Y. Jobe* Warren Y. Jobe	Trustee	August 18, 2011

/s/ Connie D. McDaniel* Connie D. McDaniel	Trustee	August 18, 2011

/s/ Clarence H. Ridley* Clarence H. Ridley	Trustee	August 18, 2011

/s/ Julia R. Short Julia R. Short	President and Chief Executive Officer	August 18, 2011

/s/ Cynthia L. Morse-Griffin Cynthia L. Morse-Griffin	Treasurer and Chief Financial Officer	August 18, 2011

*By:	/s/ Julie Tedesco
Julie Tedesco

*	Pursuant to a Power of Attorney, dated March 1, 2011, for each of Jeffrey M. Biggar, Sidney E. Harris, Connie D. McDaniel, George C. Guynn, Warren Y. Jobe and Clarence H. Ridley.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase